Related Party Transactions, Administrative Services Agreement (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 18, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2017
Compagnie Maritime Belge [Member]
Administrative Services Agreement [Abstract]
Expenses agreed to pay for office space, administrative and secretarial support	$ 10,000	$ 15,000	$ 15,000	$ 119,516